Commitments, Contingencies and Guarantees	12 Months Ended
Mar. 04, 2017
Commitments, Contingencies and Guarantees
Commitments, Contingencies and Guarantees

21. Commitments, Contingencies and Guarantees

Legal Matters

The Company is a party to legal proceedings, investigations and claims in the ordinary course of its business, including the matters described below. The Company records accruals for outstanding legal matters when it believes it is probable that a loss will be incurred and the amount can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal matters that could affect the amount of any accrual and developments that would make a loss contingency both probable and reasonably estimable. If a loss contingency is not both probable and estimable, the Company does not establish an accrued liability.

The Company’s contingencies are subject to significant uncertainties, including, among other factors: (i) proceedings are in early stages; (ii) whether class or collective action status is sought and the likelihood of a class being certified; (iii) the outcome of pending appeals or motions; (iv) the extent of potential damages, fines or penalties, which are often unspecified or indeterminate; (v) the impact of discovery on the matter; (vi) whether novel or unsettled legal theories are at issue; (vii) there are significant factual issues to be resolved; and/or (viii) in the case of certain government agency investigations, whether a sealed qui tam lawsuit (“whistleblower” action) has been filed and whether the government agency makes a decision to intervene in the lawsuit following investigation.

After the announcement of the proposed Merger between the Company and Walgreens Boots Alliance, Inc. (WBA), ten (10) putative class action lawsuits were filed by purported Company stockholders against the Company, its directors (the Individual Defendants, together with the Company, the Rite Aid Defendants), WBA and Victoria Merger Sub Inc. (“Victoria Merger Sub”) challenging the transactions contemplated by the Merger agreement. Eight (8) of these actions were filed in the Court of Chancery of the State of Delaware (Smukler v. Rite Aid Corp., et al.,  Hirschler v. Standley, et al.,  Catelli v. Rite Aid Corp., et al.,  Orr v. Rite Aid Corp., et al.,  DePietro v. Standley, et al.,  Abadi v. Rite Aid Corp., et al.,  Mortman v. Rite Aid Corp., et al., Sachs Investment Grp., et al v. Standley, et al.). One (1) action was filed in Pennsylvania in the Court of Common Pleas of Cumberland County (Wilson v. Rite Aid Corp., et al.). The complaints in these nine (9) actions alleged primarily that the Individual Defendants breached their fiduciary duties by, among other things, agreeing to an allegedly unfair and inadequate price, agreeing to deal protection devices that allegedly prevented the directors from obtaining higher offers from other interested buyers for the Company and allegedly failing to protect against certain purported conflicts of interest in connection with the Merger. The complaints further alleged that the Company, WBA and/or Victoria Merger Sub aided and abetted these alleged breaches of fiduciary duty. The complaints sought, among other things, to enjoin the closing of the Merger as well as money damages and attorneys’ and experts’ fees.

On December 23, 2015, the eight (8) Delaware actions were consolidated in an action captioned In re Rite Aid Corporation Stockholders Litigation, Consol. C.A. No. 11663-CB (the “Consolidated Action”). In addition to the claims asserted in the nine (9) complaints discussed above, the operative pleading in the Consolidated Action also included allegations that the preliminary proxy statement contained material omissions, including with respect to the process that resulted in the Merger agreement and the fairness opinion rendered by the Company’s banker. On December 28, 2015, the plaintiffs in the Consolidated Action filed a motion for expedited proceedings, which the Court orally denied at a hearing held on January 5, 2016. On March 11, 2016, the Court granted the plaintiffs’ notice and proposed order voluntarily dismissing the Consolidated Action as moot, while retaining jurisdiction solely for the purpose of adjudicating plaintiffs’ counsel’s anticipated application for an award of attorneys’ fees and reimbursement of expenses. On April 15, 2016, the Company reached a settlement in principle related to this matter for an immaterial amount. On May 11, 2016, the Court entered a stipulated order regarding notice of payment thereof and final dismissal of this matter.

A tenth action was filed in the United States District Court for the Middle District of Pennsylvania (the Pennsylvania District Court), asserting a claim for violations of Section 14(a) of the Securities Exchange Act of 1934 (the “Exchange Act”) and SEC Rule 14a-9 against the Rite Aid Defendants, WBA and Victoria Merger Sub and a claim for violations of Section 20(a) of the Exchange Act against the Individual Defendants and WBA (Herring v. Rite Aid Corp., et al.). The complaint in the Herring action alleges, among other things, that the Company and the Individual Defendants disseminated an allegedly false and materially misleading proxy. The complaint sought to enjoin the shareholder vote on the proposed Merger, a declaration that the proxy was materially false and misleading in violation of federal securities laws and an award of money damages and attorneys’ and experts’ fees. On January 14 and 16, 2016, respectively, the plaintiff in the Herring action filed a motion for preliminary injunction and a motion for expedited discovery. On January 21, 2016, the Rite Aid Defendants filed a motion to dismiss the Herring complaint. At a hearing held on January 25, 2016, the Pennsylvania District Court orally denied the plaintiff’s motion for expedited discovery and subsequently denied the plaintiff’s motion for preliminary injunction on January 28, 2016. On March 14, 2016, the Pennsylvania District Court appointed Jerry Herring, Don Michael Hussey and Joanna Pauli Hussey as lead plaintiffs for the putative class and approved their selection of Robbins Geller Rudman & Dowd LLP as lead counsel. On April 14, 2016, the Pennsylvania District Court granted the lead plaintiffs’ unopposed motion to stay the Herring action for all purposes pending consummation of the Merger.

The Company has been named in a collective and class action lawsuit, Indergit v. Rite Aid Corporation, et al., pending in the United States District Court for the Southern District of New York, filed purportedly on behalf of current and former store managers working in the Company’s stores at various locations around the country. The lawsuit alleges that the Company failed to pay overtime to store managers as required under the FLSA and under certain New York state statutes. The lawsuit also seeks other relief, including liquidated damages, attorneys’ fees, costs and injunctive relief arising out of state and federal claims for overtime pay. On April 2, 2010, the Court conditionally certified a nationwide collective group of individuals who worked for the Company as store managers since March 31, 2007. The Court ordered that Notice of the Indergit action be sent to the purported members of the collective group (approximately 7,000 current and former store managers) and approximately 1,550 joined the Indergit action. Discovery as to certification issues has been completed. On September 26, 2013, the Court granted Rule 23 class certification of the New York store manager claims as to liability only, but denied it as to damages, and denied the Company’s motion for decertification of the nationwide collective action claims. The Company filed a motion seeking reconsideration of the Court’s September 26, 2013 decision which motion was denied in June 2014. The Company subsequently filed a petition for an interlocutory appeal of the Court’s September 26, 2013 ruling with the U. S. Court of Appeals for the Second Circuit which petition was denied in September 2014. Notice of the Rule 23 class certification as to liability only has been sent to approximately 1,750 current and former store managers in the state of New York. Discovery related to the merits of the claims is ongoing. On January 12, 2017, the parties reached a settlement in principle of this matter, for an immaterial amount of money, which is subject to preliminary and final approval by the court. On January 19, 2017, the court entered an order staying the case indefinitely pending preliminary and final court approval. In the event the settlement does not receive preliminary and/or final approval by the court, the litigation will resume. If such occurs, the Company presently is not able to either predict the outcome of this lawsuit or estimate a potential range of loss with respect to the lawsuit. The Company’s management believes, however, that this lawsuit is without merit and is vigorously defending this lawsuit.

The Company is currently a defendant in several lawsuits filed in state courts in California alleging violations of California wage-and-hour laws, rules and regulations pertaining primarily to failure to pay overtime, failure to pay for missed meals and rest periods, failure to reimburse business expenses and failure to provide employee seating (the “California Cases”). The class actions pertaining to failure to reimburse business expenses and provide employee seating purport to be class actions and seek substantial damages. The single-plaintiff and multi-plaintiff lawsuits regarding failure to pay overtime and failure to pay for missed meals and rest periods, in the aggregate, seek substantial damages. The Company has aggressively challenged the merits of the lawsuits and, where applicable, the allegations that the cases should be certified as class or representative actions.

In the business expense class action (Fenley v. Rite Aid Corporation, Santa Clara Superior Court), the parties reached a settlement pursuant to which the Company will pay an immaterial amount to settle the class claims. The court granted final approval of the settlement on February 3, 2017.

In the employee seating case (Hall v. Rite Aid Corporation, San Diego County Superior Court), the Court, in October 2011, granted the plaintiff’s motion for class certification. The Company filed its motion for decertification, which motion was granted in November 2012. Plaintiff subsequently appealed the Court’s order which appeal was granted in May 2014. The Company filed a petition for review of the appellate court’s decision with the California Supreme Court, which petition was denied in August 2014. Proceedings in the Hall case were stayed pending a decision by the California Supreme Court in two similar cases. That decision was rendered on April 4, 2016. A status conference in the case was held on November 18, 2016, at which time the court lifted the stay and scheduled the case for trial on January 26, 2018.

With respect to the California Cases, the Company, at this time, is not able to predict either the outcome of these lawsuits or estimate a potential range of loss with respect to said lawsuits and is vigorously defending them.

The Company was served with a Civil Investigative Demand Subpoena Duces Tecum dated August 26, 2011 by the United States Attorney’s Office for the Eastern District of Michigan. The subpoena requests records regarding the relationship of Rite Aid’s Rx Savings Program to the reporting of usual and customary charges to publicly funded health programs. In connection with the same investigation, the Company was served with a Civil Subpoena Duces Tecum dated February 22, 2013 by the State of Indiana Office of the Attorney General requesting additional information regarding both Rite Aid’s Rx Savings Program and usual and customary charges. The Company responded to both of the subpoenas. To enable the parties to discuss a possible resolution, the Medicaid Fraud Control Units of the several states, commonwealths, and the District of Columbia and the Company entered into an agreement tolling the statute of limitations until October 7, 2015. The parties agreed to extend the tolling agreement and continue to exchange pertinent claims data in the near future. On January 19, 2017, the District Court for the Eastern District of Michigan unsealed Relator’s Second Amended Complaint against the Company. In its Complaint, Relator alleges that the Company failed to report Rx Savings prices as its usual and customary charges under the Medicare Part D program and to federal and state Medicaid programs in 18 (eighteen) states and the District of Columbia; and that the Company is thus liable under the federal False Claims Act and similar False Claims Act statutes operative in the states named in the Complaint. The federal government and the 18 (eighteen) states and the District of Columbia named in the lawsuit have elected not to intervene in this action. At this stage of the proceedings, the Company is not able to either predict the outcome of this lawsuit or estimate a potential range of loss with respect to the lawsuit and is vigorously defending this lawsuit.

On April 26, 2012, the Company received an administrative subpoena from the U.S. Drug Enforcement Administration (“DEA”), Albany, New York District Office, requesting information regarding the Company’s sale of products containing pseudoephedrine (“PSE”). In April 2012, it also received a communication from the U.S. Attorney’s Office (“USAO”) for the Northern District of New York concerning an investigation of possible civil violations of the Combat Methamphetamine Epidemic Act of 2005 (“CMEA”). Additional subpoenas were issued in 2013, 2014, and 2015 seeking broader documentation regarding PSE sales and recordkeeping requirements. Assistant U.S. Attorneys from the Northern and Eastern Districts of New York and the Southern District of West Virginia are currently investigating, but no lawsuits or charges have been filed. Between September 2015 and January 2017, the Company received several grand jury subpoenas from the U.S. District Court for the Southern District of West Virginia seeking additional information in connection with the investigation of violations of the CMEA and/or the Controlled Substances Act (“CSA”). Violations of the CMEA or the CSA could result in the imposition of administrative, civil and/or criminal penalties against the Company. The Company is cooperating with the government and continues to provide information responsive to the subpoenas. The Company has entered into a tolling agreement with the USAOs in the Northern and Eastern Districts of New York and entered into a separate tolling agreement with the USAO in the Southern District of West Virginia. Discussions are underway to attempt to resolve these matters with those USAOs and the Department of Justice, but whether an agreement can be reached and on what terms is uncertain. While the Company’s management cannot predict the outcome of these matters, it is possible that the Company’s results of operations or cash flows could be materially affected by an unfavorable resolution. At this stage of the investigation, Rite Aid is not able to predict the outcome of the investigation.

In January 2013, the DEA, Los Angeles District Office, served an administrative subpoena on the Company seeking documents related to prescriptions by a certain prescriber. The USAO, Central District of California, also contacted the Company about a related investigation into allegations that Rite Aid pharmacies filled certain controlled substance prescriptions for a number of prescribers after their DEA registrations had expired or otherwise become invalid in violation of the federal Controlled Substances Act and DEA regulations. The Company responded to the administrative subpoena and subsequent informal requests for information from the USAO. The Company met with the USAO and DEA in January 2014 regarding this matter. The Company entered into a tolling agreement with the USAO. The Company recorded a legal accrual during the period ended March 1, 2014, which was revised during the period ending August 29, 2015. On February 28, 2017, the USAO, Central District of California, and the Company entered into a settlement agreement resolving this matter for an immaterial amount. The settlement agreement is not an admission of liability by the Company.

In June 2013, the Company was served with a Civil Investigative Demand (“CID”) by the United States Attorney’s Office for the Eastern District of California (the “USAO”). The CID requested records and responses to interrogatories regarding the Company’s Drug Utilization Review and prescription dispensing protocol and the dispensing of drugs designated as “Code 1” by the State of California. The Company researched the government’s allegations and refuted the government’s position in writing and on conference calls. Subsequently, the USAO’s office, along with the State of California, Department of Justice, Bureau of Medical Fraud and Elder Abuse (the “Bureau”), requested the Company to produce certain prescription files related to Code 1 drugs. There has been a series of four document productions in which the Company has produced prescription and associated documentation concerning Code 1 drugs: (i) on May 15, 2014, the government requested that the Company produce 60 prescriptions; (ii) on July 30, 2014, the government requested that the Company produce 30 prescriptions; (iii) on June 15, 2015, the government requested that the Company produce 80 prescriptions; and (iv) on September 30, 2016, the Company agreed to produce an additional 242 prescriptions. The Company is continuing discussions with the government.

Relator, Matthew Omlansky, filed a qui tam action, State of California ex rel. Matthew Omlansky v. Rite Aid Corporation, on behalf of the State of California against Rite Aid in the Superior Court of the State of California. In his Complaint, Relator alleges that Rite Aid violated the California False Claims Act by (i) failing to comply with California rules governing the Company’s reporting of its usual and customary prices; (ii) failing to dispense the least expensive equivalent generic drug in certain circumstances, in violation of applicable regulations; and (iii) dispensing, and seeking reimbursement for, restricted brand name drugs without prior approval. Relator filed his Second Amended Complaint on April 19, 2016 and Rite Aid filed its demurrer on July 29, 2016. On October 5, 2016, Rite Aid’s demurrer was granted and plaintiff’s complaint was dismissed with leave for plaintiff to file an amended complaint. Plaintiff filed a Third Amended Complaint to which Rite Aid filed a second demurrer, which is pending. At this stage of the proceedings, Rite Aid is unable to predict the outcome of its demurrer and Relator’s suit.

In addition to the above described matters, the Company is subject from time to time to various claims and lawsuits and governmental investigations arising in the ordinary course of business. While the Company’s management cannot predict the outcome of any of the claims, the Company’s management does not believe that the outcome of any of these legal matters will be material to the Company’s consolidated financial position. It is possible, however, that the Company’s results of operations or cash flows could be materially affected by an unfavorable resolution of pending litigation or contingencies.